General Organization and Business	9 Months Ended	12 Months Ended
	Oct. 31, 2012	Jan. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
General Organization and Business

NOTE 1 - GENERAL ORGANIZATION AND BUSINESS

California Gold Corp. (“California Gold” or the “Company”) is a Nevada corporation whose principal focus is the identification, acquisition, and development of rare and precious metals mining properties in the Americas. The Company is still in the exploration stage and has not generated any revenues from its mining properties to date.

The Company was incorporated on April 19, 2004 under the name of Arbutus Resources, Inc. On August 9, 2007, the Company changed its name to US Uranium, Inc. On March 9, 2009, the Company changed its name to California Gold Corp.

NOTE 1 - GENERAL ORGANIZATION AND BUSINESS

California Gold Corp. (“California Gold” or the “Company”) is a Nevada corporation whose principal focus is the identification, acquisition and development of rare and precious metals mining properties in the Americas. The Company is still in the exploration stage and has not generated any revenues from its mining properties to date.

The Company was incorporated on April 19, 2004 under the name of Arbutus Resources Inc. On August 9, 2007, the Company changed its name to US Uranium Inc. On March 9, 2009, the Company changed its name to California Gold Corp.